Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Formation and operating costs	$ 178,483	$ 236,926	$ 870,821	$ 676,318
Loss from operations	(178,483)	(236,926)	(870,821)	(676,318)
Other Income:
Interest income on investments held in trust account	187,179	678,480	2,674,089	3,580,311
Unrealized loss on investments held in trust account		(92,316)	(92,316)
Bank interest income	1	3	7	181
Total other income	187,180	586,167	2,581,780	3,580,492
Net income	$ 8,697	$ 349,241	$ 1,710,959	$ 2,904,174
Redeemable Common Stock [Member]
Other Income:
Weighted average common stock outstanding, basic	1,574,356	4,725,829	4,622,502	6,870,217
Weighted average common stock outstanding, diluted	1,574,356	4,725,829	4,622,502	6,870,217
Basic net income per share	$ 0.13	$ 0.09	$ 0.47	$ 0.45
Diluted net income per share	$ 0.13	$ 0.09	$ 0.47	$ 0.45
Non redeemable Common Stock [Member]
Other Income:
Weighted average common stock outstanding, basic	2,280,500	2,280,500	2,280,500	2,280,500
Weighted average common stock outstanding, diluted	2,280,500	2,280,500	2,280,500	2,280,500
Basic net income per share	$ (0.09)	$ (0.04)	$ (0.21)	$ (0.09)
Diluted net income per share	$ (0.09)	$ (0.04)	$ (0.21)	$ (0.09)